Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year	Amount
2014	552,736
2015	160,306
2016	-
2017 and thereafter	-
Total	$713,042